ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)
CORPORATE BONDS 83.7%
Aerospace & Defense 1.1%
Boeing, 8.75%, 8/15/21	760	1,025
Northrop Grumman, 7.125%, 2/15/11	705	758
Northrop Grumman, 7.75%, 3/1/16	435	513
		2,296
Automotive 4.6%
DaimlerChrysler, 4.05%, 6/4/08	890	862
DaimlerChrysler, 4.96%, 9/10/07 (1)	870	872
DaimlerChrysler, 7.30%, 1/15/12	570	609
DaimlerChrysler, 8.50%, 1/18/31	885	1,082
Ford Motor Credit, 6.17%, 1/15/10 (1)	1,475	1,343
Ford Motor Credit, 7.00%, 10/1/13	1,640	1,443
General Motors Acceptance Corp., 5.55%, 7/16/07 (1)	2,630	2,518
General Motors Acceptance Corp., 5.625%, 5/15/09	1,100	1,001
		9,730
Banking 3.3%
Bank of America Capital Trust, 5.625%, 3/8/35	1,495	1,472
Banknorth Capital Trust, 10.52%, 5/1/27	305	334
Capital One Bank, 5.125%, 2/15/14	1,220	1,197
HSBC Bank USA, 4.625%, 4/1/14	1,040	991
Hudson United Bancorp, 8.20%, 9/15/06	250	253
Independence Community Bank, 3.75%, 4/1/14	205	193
KeyBank, 5.80%, 7/1/14	530	546
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (2)	1,675	1,639
Suncorp-Metway, 4.625%, 6/15/13 (2)	420	403
		7,028
Beverages 0.7%
Cott Beverages, 8.00%, 12/15/11	175	180
Panamerican Beverages, 7.25%, 7/1/09	435	458
PepsiAmericas, 4.875%, 1/15/15	775	750
		1,388
Broadcasting 0.6%
Viacom, 5.625%, 5/1/07	1,325	1,328
		1,328
Building & Real Estate 2.2%
Centex, 5.45%, 8/15/12	885	868
D. R. Horton, 5.625%, 9/15/14	535	512
KB Home, 6.25%, 6/15/15	450	426
Lennar, 5.125%, 10/1/10 (2)	265	258
Lennar, 5.60%, 5/31/15	450	433
MDC Holdings, 5.375%, 12/15/14	885	818
Mobile Mini, 9.50%, 7/1/13	175	192
NVR, 5.00%, 6/15/10	225	217
Pulte Homes, 7.875%, 8/1/11	715	779
Ryland Group, 5.375%, 1/15/15	235	217
		4,720
Building Products 0.4%
CRH America, 6.40%, 10/15/33	880	931
		931
Cable Operators 5.3%
AT&T Broadband, 8.375%, 3/15/13	1,600	1,835
Comcast, 4.95%, 6/15/16	4,290	4,007
Comcast, 5.65%, 6/15/35	1,080	987
Comcast Cable Communications, 6.75%, 1/30/11	1,165	1,224
Cox Communications, 7.75%, 11/1/10	2,220	2,396
Shaw Communications, 7.40%, 10/17/07 (CAD)	615	561
Videotron, 6.875%, 1/15/14	175	179
		11,189
Chemicals 0.4%
Lubrizol, 4.625%, 10/1/09	885	862
		862
Computer Service & Software 1.3%
Cisco Systems, 5.25%, 2/22/11	825	826
Oracle, 5.00%, 1/15/11 (2)	2,000	1,969
		2,795
Consumer Products 0.8%
Eastman Kodak, 7.25%, 11/15/13	600	590
Fortune Brands, 5.125%, 1/15/11	1,000	988
		1,578
Container 0.2%
Sealed Air, 5.375%, 4/15/08 (2)	440	438
		438
Drugs 0.7%
Genentech, 4.75%, 7/15/15	600	579
Teva Pharmaceutical Finance, 5.55%, 2/1/16	800	793
		1,372
Energy 0.9%
Chesapeake Energy, 6.50%, 8/15/17 (2)	275	276
Chesapeake Energy, 7.00%, 8/15/14	440	458
Newfield Exploration, 6.625%, 9/1/14	435	448
YPF Sociedad Anonima, 10.00%, 11/2/28	550	644
		1,826
Entertainment & Leisure 0.9%
Royal Caribbean Cruises, 8.00%, 5/15/10	1,285	1,394
Speedway Motorsports, 6.75%, 6/1/13	435	443
		1,837
Exploration & Production 1.8%
Canadian Natural Resources, 6.45%, 6/30/33	1,060	1,154
Diamond Offshore Drilling, 5.15%, 9/1/14	880	872
Encana, 4.60%, 8/15/09	1,045	1,027
Encana, 6.50%, 8/15/34	665	744
		3,797
Financial 2.2%
American Express Credit, 5.30%, 12/2/15	700	699
Colonial Bank, 9.375%, 6/1/11	375	435
FBOP Capital Trust II, 10.00%, 1/15/09 (2)	800	847
Leucadia National, 7.00%, 8/15/13	175	176
Residential Capital, 6.125%, 11/21/08	1,890	1,889
SLM, 5.625%, 8/1/33	615	608
		4,654
Food Processing 0.2%
Bunge Limited Finance, 4.375%, 12/15/08	525	511
		511
Food Services 0.7%
Sysco, 5.375%, 9/21/35	1,435	1,418
		1,418
Food/Tobacco 0.8%
Philip Morris, 7.20%, 2/1/07	895	909
R.J. Reynolds Tobacco Holdings, 6.50%, 7/15/10	665	670
		1,579
Forest Products 1.8%
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	85	85
Boise Cascade, 7.125%, 10/15/14	435	416
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	1,478	1,419
Weyerhaeuser, 7.375%, 3/15/32	1,685	1,886
		3,806
Gaming 2.0%
GTECH Holdings, 4.50%, 12/1/09	385	380
GTECH Holdings, 4.75%, 10/15/10	385	381
Harrah's Operating, 5.50%, 7/1/10	2,060	2,049
MGM Mirage, 6.00%, 10/1/09	440	437
MGM Mirage, 6.75%, 9/1/12	220	223
Station Casinos, 6.00%, 4/1/12	175	174
Station Casinos, 6.875%, 3/1/16	440	446
		4,090
Gas & Gas Transmission 4.2%
Atmos Energy, 5.95%, 10/15/34	565	568
Boardwalk Pipelines, 5.50%, 2/1/17	570	561
Duke Capital, 6.75%, 7/15/18	1,315	1,412
Enterprise Products Operations, 4.95%, 6/1/10	495	484
Enterprise Products Operations, 5.60%, 10/15/14	1,775	1,761
Kinder Morgan Finance, 5.70%, 1/5/16 (2)	2,000	2,000
Panhandle Eastern Pipeline, 4.80%, 8/15/08	205	203
Piedmont Natural Gas, 6.00%, 12/19/33	175	187
Valero Energy, 3.50%, 4/1/09	900	856
Valero Energy, 4.75%, 4/1/14	880	844
		8,876
Health Care 2.3%
HCA, 6.50%, 2/15/16	350	349
Highmark, 6.80%, 8/15/13 (2)	880	929
Hospira, 4.95%, 6/15/09	1,180	1,163
Medtronic, 4.75%, 9/15/15	885	851
UnitedHealth Group, 5.25%, 3/15/11	700	699
Wellpoint, 4.25%, 12/15/09	550	532
Wellpoint, 5.00%, 1/15/11	365	360
		4,883
Information Technology 0.9%
Freescale Semiconductor, 6.875%, 7/15/11	435	449
Motorola, 7.50%, 5/15/25	1,135	1,358
		1,807
Insurance 2.2%
Fund American Companies, 5.875%, 5/15/13	375	375
Mangrove Bay Trust, 6.102%, 7/15/33 (2)	200	196
Marsh & McLennan, 3.625%, 2/15/08	610	590
MIC Financing Trust I, 8.375%, 2/1/27 (2)	830	849
Nationwide Mutual Insurance, 6.60%, 4/15/34 (2)	330	333
NLV Financial, 7.50%, 8/15/33 (2)	440	488
Ohio National Financial Services, 6.35%, 4/1/13 (2)	195	198
Principal Mutual Life Insurance, 8.00%, 3/1/44 (2)	405	458
RLI Corporation, 5.95%, 1/15/14	470	463
Security Benefit Life Insurance, 7.45%, 10/1/33 (2)	175	204
Transamerica Capital, 7.65%, 12/1/26 (2)	435	499
		4,653
Investment Dealers 1.9%
Goldman Sachs Capital I, 6.345%, 2/15/34	1,775	1,853
Jefferies Group, 6.25%, 1/15/36	1,150	1,146
Legg Mason, 6.75%, 7/2/08	880	909
		3,908
Media & Communications 4.2%
E.W. Scripps, 4.30%, 6/30/10	705	672
Liberty Media, 5.991%, 9/17/06 (1)	445	447
News America, 6.20%, 12/15/34	3,505	3,451
Time Warner Entertainment, 7.25%, 9/1/08	2,060	2,143
Time Warner Entertainment, 8.375%, 3/15/23	1,865	2,201
		8,914
Metals & Mining 2.2%
Barrick Gold Finance, 4.875%, 11/15/14	425	408
Massey Energy, 6.625%, 11/15/10	705	723
Newmont Mining, 5.875%, 4/1/35	420	411
Noranda, 6.20%, 6/15/35	430	419
Placer Dome, 6.375%, 3/1/33	195	206
Placer Dome, 6.45%, 10/15/35	350	371
Teck Cominco, 5.375%, 10/1/15	1,110	1,094
Vale Overseas, 6.25%, 1/11/16	880	898
		4,530
Oil Field Services 0.4%
Halliburton, 5.50%, 10/15/10	880	890
		890
Other Telecommunications 1.0%
AT&T, 9.05%, 11/15/11 (3)	690	756
Telus, 7.50%, 6/1/07	1,330	1,364
		2,120
Petroleum 4.5%
Amerada Hess, 7.875%, 10/1/29	1,680	2,061
Devon Financing, 6.875%, 9/30/11	440	473
Devon Financing, 7.875%, 9/30/31	1,895	2,417
Pemex Project Funding Master Trust, 5.791%, 6/15/10 (1)(2)	880	909
Pemex Project Funding Master Trust, 6.625%, 6/15/35	885	919
Pemex Project Funding Master Trust, 7.75%, 9/28/49	880	916
Petro Canada, 5.95%, 5/15/35	1,245	1,263
PF Export Receivables Master Trust, 6.436%, 6/1/15 (2)	146	145
Sunoco, 4.875%, 10/15/14	390	377
		9,480
Railroads 1.1%
Canadian National Railway, 6.25%, 8/1/34	1,200	1,322
Norfolk Southern, 5.59%, 5/17/25	423	424
Norfolk Southern, 7.25%, 2/15/31	457	556
		2,302
Real Estate Investment Trust Securities 3.2%
Archstone Smith Operating Trust, 5.625%, 8/15/14	215	217
Arden Realty, 5.20%, 9/1/11	885	881
Avalonbay Communities, 4.95%, 3/15/13	885	859
Camden Property Trust, 4.375%, 1/15/10	1,330	1,284
Developers Diversified Realty, 3.875%, 1/30/09	425	407
iStar Financial, 5.80%, 3/15/11	890	897
iStar Financial, 6.05%, 4/15/15	660	672
Kimco Reallty, 4.904%, 2/18/15	885	840
Simon Property Group, 5.375%, 6/1/11 (2)	590	586
		6,643
Restaurants 0.4%
Tricon Global Restaurants, 7.65%, 5/15/08	885	926
		926
Retail 0.9%
J.C. Penney, 7.375%, 8/15/08	1,415	1,479
Wal-Mart Stores, 5.25%, 9/1/35	435	420
		1,899
Satellites 0.1%
EchoStar Communications, 5.75%, 10/1/08	220	218
		218
Savings & Loan 0.4%
Greenpoint Capital Trust I, 9.10%, 6/1/27	330	357
Webster Capital Trust II, Series B, 10.00%, 4/1/27	485	527
		884
Services 0.3%
Allied Waste, 7.875%, 4/15/13	155	162
Oakmont Asset Trust, 4.514%, 12/22/08 (2)	295	287
Waste Management, 7.375%, 5/15/29	220	256
		705
Supermarkets 1.2%
Delhaize America, 8.125%, 4/15/11	665	723
Kroger, 8.05%, 2/1/10	1,595	1,730
		2,453
Telephones 5.0%
France Telecom, 7.75%, 3/1/11 (3)	1,735	1,913
SBC Communications, 5.10%, 9/15/14	1,130	1,103
SBC Communications, 5.30%, 11/15/10	760	758
Telecom Italia Capital, 5.25%, 11/15/13	880	849
Telecom Italia Capital, 6.00%, 9/30/34	1,775	1,681
Telefonos de Mexico, 4.75%, 1/27/10	2,270	2,221
Verizon Global Funding, 7.25%, 12/1/10	880	947
Verizon Global Funding, 7.75%, 12/1/30	880	1,028
		10,500
Transportation Services 0.4%
ERAC USA Finance Company, 5.60%, 5/1/15 (2)	875	863
		863
Utilities 8.7%
AES, 7.75%, 3/1/14	435	460
ANR Pipeline, 8.875%, 3/15/10	435	465
Arizona Public Service, 4.65%, 5/15/15	675	627
Black Hills, 6.50%, 5/15/13	1,285	1,306
Centerpoint Energy, 7.25%, 9/1/10	880	937
Consumers Energy, 5.65%, 4/15/20	880	850
El Paso Electric, 6.00%, 5/15/35	600	597
El Paso Natural Gas, 7.625%, 8/1/10	220	231
Entergy Louisiana, 5.83%, 11/1/10	540	538
Exelon Generation, 5.35%, 1/15/14	440	435
FirstEnergy, 6.45%, 11/15/11	1,640	1,715
Nevada Power, 5.875%, 1/15/15	665	666
NRG Energy, 7.25%, 2/1/14	150	153
NRG Energy, 7.375%, 2/1/16	290	298
Pacific Gas & Electric, 6.05%, 3/1/34	1,060	1,095
Pinnacle West Capital, 6.40%, 4/1/06	435	435
Public Service of New Mexico, 4.40%, 9/15/08	435	425
San Diego Gas & Electric, 5.35%, 5/15/35	885	861
Sempra Energy, 5.24%, 5/21/08 (1)	860	862
Southern California Edison, 4.65%, 4/1/15	745	710
Southern Natural Gas, 8.875%, 3/15/10	435	465
TXU Corporation, 4.80%, 11/15/09	885	852
TXU Energy, 6.125%, 3/15/08	670	677
Virginia Electric & Power, 4.50%, 12/15/10	435	419
Virginia Electric & Power, 6.00%, 1/15/36	1,000	1,000
Westar Energy, 5.10%, 7/15/20	880	824
Xcel Energy, 7.00%, 12/1/10	435	464
		18,367
Wireless Communications 5.3%
America Movil, 6.375%, 3/1/35	1,425	1,443
AT&T Wireless, 7.875%, 3/1/11	1,710	1,896
AT&T Wireless, 8.125%, 5/1/12	85	97
Nextel Communications, 6.875%, 10/31/13	1,765	1,848
Nextel Communications, 7.375%, 8/1/15	795	842
Sprint Capital, 6.875%, 11/15/28	1,995	2,187
Sprint Capital, 7.625%, 1/30/11	2,605	2,847
		11,160

Total Corporate Bonds (Cost $177,014)		176,154

ASSET-BACKED SECURITIES 1.9%
Commercial Mortgage-Backed Securities 1.9%
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR9, Class AAB, 4.804%, 9/15/42	550	535
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T20, Class A1, 4.94%, 10/12/42	593	590
Citigroup/Deutsche Bank Commerical Mortgage, CMO
Series 2005-C1, Class AJ, 5.225%, 9/15/20	1,000	994
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2005-LDP4, Class ASB, 4.824%, 10/15/42 (1)	885	863
LB-UBS Commercial Mortgage Trust, CMO
Series 2006-C1, Class A4, 5.156%, 2/15/31	940	932
Total Asset-Backed Securities (Cost $3,973)		3,914

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 6.0%
Aries Vermogensverwaltung, 9.60%, 10/25/14	890	1,144
Republic of Brazil, 8.00%, 1/15/18	276	309
Republic of South Africa, 6.50%, 6/2/14	1,110	1,200
Republic of Turkey, 7.375%, 2/5/25	575	615
United Mexican States, 4.625%, 10/8/08	5,330	5,275
United Mexican States, 6.625%, 3/3/15	1,770	1,921
United Mexican States, 7.50%, 4/8/33	880	1,071
United Mexican States, 8.125%, 12/30/19	880	1,091
Total Foreign Government Obligations & Municipalities (Cost $12,251)		12,626

CONVERTIBLE BONDS 0.2%
Insurance 0.2%
Fortis Insurance, 7.75%, 1/26/08 (2)	350	433
Total Convertible Bonds (Cost $350)		433

COMMON STOCKS 3.0%
Bank & Trust 0.9%
AmSouth	6	160
Bank of America	5	247
BB&T	4	175
Citizens Banking	4	118
Comerica	3	153
J.P. Morgan Chase	5	201
National City	4	139
Regions Financial	10	338
U.S. Bancorp	6	186
Washington Mutual	4	152
		1,869
Building & Real Estate 0.2%
Equity Residential, REIT	4	201
Weingarten Realty, REIT	5	184
		385
Consumer Products 0.0%
UST	2	69
		69
Diversified Chemicals 0.1%
DuPont	4	154
		154
Electric Utilities 0.6%
Duke Energy	14	404
FirstEnergy	9	476
NiSource	17	347
Xcel Energy	9	175
		1,402
Energy Services 0.1%
Royal Dutch Shell, ADR	4	215
Williams Companies	4	86
		301
Financial Services 0.1%
Citigroup	4	165
		165
Integrated Petroleum-International 0.1%
Chevron	5	301
		301
Other Telecommunications 0.2%
Telus (Non-voting shares)	9	359
		359
Paper & Paper Products 0.2%
International Paper	5	177
MeadWestvaco	6	173
		350
Pharmaceuticals 0.5%
Merck	16	558
Pfizer	18	458
		1,016
Total Common Stocks (Cost $5,554)		6,371
PREFERRED STOCKS 0.2%
Real Estate Investment Trust Securities 0.2%
Roslyn Real Estate Asset, REIT (4)	0	300
Total Preferred Stocks (Cost $307)		300
DOMESTIC BOND MUTUAL FUNDS 2.6%
T. Rowe Price Institutional High Yield Fund, 7.37% (5)(6)	545	5,554
Total Bond Mutual Funds (Cost $5,697)		5,554
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 4.58% (5)(7)	2,601	2,601
Total Short-Term Investments (Cost $2,601)		2,601
Total Investments in Securities
98.8% of Net Assets (Cost $207,747)		$ 207,953

†	Denominated in U.S. dollars unless otherwise noted
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $15,207 and represents 7.2% of net assets.
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	Non-income producing
(5)	Affiliated company - see Note 4
(6)	SEC Yield
(7)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for whic h the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $207,747,000. Net unrealized gain aggregated $206,000 at period-end, of which $3,418,000 related to appreciated investments and $3,212,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $80,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $2,601,000 and $2,803,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all- inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2006, purchases and sales of High Yield Fund were $568,000 and $2,011,000, respectively. Investment income during the period was $385,000. At February 28, 2006 and May 31, 2005, the value of shares of High Yield Fund held were $5,554,000 and $7,125,000, respectively.

For the period ended February 28, 2006, total realized gain/loss on all affiliated companies was $(11,000).

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006